UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

  CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES


Investment Company Act file
number 811-03888

          Combined Penny Stock Fund, Inc.

-------------------------------------------------
 Exact name of registrant as specified in charter)


6180 Lehman Drive #103, Colorado Springs, CO 80918
--------------------------------------------------------------------------
 (Address of principal executive offices) (Zip code)


John R Overturf
6180 Lehman Dr #103

Colorado Springs, CO 80918

------------------------------------
(Name and address of agent for service)

Registrant's telephone number including area code:(719)593-2111
                                                  -----------------------

Date of fiscal year end: 09/30
                       --------------------
Date of reporting period: 09/30/04
                       -------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles. A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.

Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS

















                                        1







                         Combined Penny Stock Fund, Inc.




                               2004 Annual Report




























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The Company

Combined Penny Stock Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940 as a closed-end investment company.

Shares of the Fund are bought and sold over-the-counter on the Bulletin Board under the symbol "PENY". All, or nearly all, capital gains and dividends are reinvested in the Fund.

To Our Shareholders;

The two year period since our last Annual Statement has been a difficult period for all Combined stakeholders - its employees and shareholders alike. The Board placed before the Shareholders a proxy that would have brought about substantial changes to the Fund including a change of the name and investment policy. Unfortunately, after several attempts, we were unsuccessful in our efforts as we only received 43% of the votes needed to approve the proxy.

Subsequently, the Fund has reduced operating expenses to a bare minimum and has converted a majority of the holdings to cash. We have also explored several strategic alternatives to enhance shareholder value through the possible merger or change in control of the Fund, but to no avail. In the near future we will explore the alternative of liquidating the Fund and closing the doors.

The Board and I have been and continue to be committed to do the right thing - to do what is best for the long term interests of the shareholders of Combined Penny Stock Fund, Inc.

Thanks to our shareholders for their patience and continued support of the Fund.


Sincerely

John R. Overturf, Jr.
President
Combined Penny Stock Fund, Inc.
September 30, 2004




Corporate Information



Officers and Directors                      Stock Transfer Agent
John R. Overturf, Jr., President/Director   Computershare Investor Services,
Jeffrey J. Kormos, Director                    Inc.
                                            P.O. Box 1596
                                            Denver, CO 80401

Corporate Headquarters                      Independent Auditors
Combined Penny Stock Fund, Inc.             Ehrhardt Keefe Steiner & Hottman PC
6180 Lehman Drive, Suite 103                7979 E. Tufts Avenue, Suite 400
Colorado Springs, CO  80918-3415            Denver, CO 80237-2843



Custodian of Portfolio Securities           Counsel
US Bank                                     Neuman & Drennen LLC
                                            1507 Pine Street
                                            Boulder, CO 80302















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Independent Auditors' Report


To the Board of Directors and Shareholders
Combined Penny Stock Fund, Inc.

We have audited the statement of assets and liabilities in liquidation of Combined Penny Stock Fund, Inc. including the schedule of investments in unaffiliated issuers available for liquidation as of September 30, 2004, and the related statement of operations in liquidation for the year then ended, and changes in net assets in liquidation for the years ended September 30, 2004 and 2003 and the financial highlights for the years ended September 30, 2004, 2003 and 2002. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. The financial statements of Combined Penny Stock Fund, Inc. prior to September 30, 2002, were audited by other auditors whose report dated October 18, 2001, expressed an unqualified opinion on those statements.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2004, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, during 2003, the Board of Directors determined after being advised by legal council that the Company was administratively dissolved, as a result of its failure to file its corporate report and pay annual fees as required by C.R.S ss.7-114-201. The effective date of the administrative dissolution was July 1, 2000. As a result of that administrative dissolution, the corporate existence of the Company continued but the corporation was not lawfully able to carry on business except such business as is appropriate to wind up and liquidate its business and affairs in accordance with applicable law. As a result, the Company changed its basis of accounting for the periods after 2002 from the going concern basis to the liquidation basis.

In our opinion, the financial statements referred to in the first paragraph present fairly, in all material respects, the net assets in liquidation of Combined Penny Stock Fund, Inc. as of September 30, 2004 and the results of its operations for the year then ended, its changes in net assets in liquidation for the years ended September 30, 2004 and 2003 and the financial highlights for the years ended September 30, 2004, 2003 and 2002 in conformity with accounting principles generally accepted in the United States of America applied on the basis of accounting described in the preceding paragraph.





Ehrhardt Keefe Steiner & Hottman, PC


Denver, Colorado
January 5, 2005










                                       16

Statement of Assets and Liabilities In Liquidation as of September 30, 2004


Assets


Investments at liquidation value:
Investments in securities of unaffiliated issuers
             (identified cost $377,346)                             $         0

Cash and Equivalents                                                    581,341
                                                                     ----------

Total Assets                                                            581,341
                                                                     ----------

Liabilities

Payables:
Accounts Payable                                                         18,307
                                                                     ----------

Total Liabilities                                                        18,307
                                                                     ----------

Contingencies

Net Assets in Liquidation                                            $  563,034
                                                                     ==========

Net Asset Value per Share                                            $     .012
                                                                    ===========


Analysis of Net Assets


Common Stock, $.001 par value, 100,000,000 shares
    authorized, 45,686,574 issued and outstanding                   $    45,687
Additional paid-in capital                                            5,854,490
                                                                     ----------
Net capital paid in on shares of capital stock                      $ 5,900,177
                                                                    ===========

Accumulated Loss:
Net investment loss                                                  (3,623,933)
Accumulated realized loss                                            (1,335,864)
Net unrealized depreciation of investments                             (377,346)
                                                                      ----------
Total accumulated loss                                               (5,337,143)
                                                                     ----------

Net Assets in Liquidation                                           $   563,034
                                                                    ===========


                       See notes to financial statements














Schedule of Investments in Unaffiliated Issuers Available for Liquidation as of September 30, 2004
Units,
Shares or
Warrants                                                                Value(a)


                             Common Stocks - 00.00%


                              Communications - 0%


  5,682  Voice It Worldwide, Inc. - units                            $        0



                              Food & Beverage - 0%


   185  Charlie O' Beverage,  Inc.                                   $        0


                         Data Processing\Computer - 0%


 10,000  Infotech USA, Inc.                                          $        0




                               Manufacturing - 0%

     600  Sooner Holding, Inc.                                       $        0
  10,000  Grip Technologies, Inc.                                             0
     417  Zapworld.com                                                        0
   3,333  Training Devices, Inc. (b)                                          0
                                                                     ----------
          Group Subtotal:                                                     0


                                  Mining - 0%

     800  Exprofuels, Inc.                                           $        0



                                  Retail - 0%

     928  Premier Concepts, Inc.                                     $        0
     893  9A Investment Holding Corporation                                   0
   4,000  House2Home, Inc.                                                    0
  27,000  Emerging Enterprise Solution, Inc.                                  0
                                                                     ----------
          Group Subtotal:                                                     0






Schedule of Investments in Unaffiliated Issuers Available for Liquidation as of September 30, 2004

TOTAL COMMON STOCKS (Cost $377,346)                               $           0

Total Investments in Securities of Unaffiliated
Issuers (Cost $377,346)                                           $           0
                                                                  -------------

Total Investments in Securities of Unaffiliated         00.00%      $         0
  Issuers (Cost $377,346)
Cash and Equivalents, Net of Liabilities               100.00%          563,034
                                                   -----------      -----------

Net Assets                                             100.00%      $   563,034
                                                   ===========      ===========

     (a) See Notes 1 and 2 of notes to financial statements.
     (b) Restricted security, see Note 2 of notes to financial statements.

                        See notes to financial statements







Statement of Operations in Liquidation for the Year Ended September 30, 2004





Investment Loss:
Interest income                                                     $     3,780
                                                                    -----------
Total income                                                              3,780
                                                                    -----------

Expenses:
Salaries                                                                 11,000
Accounting services and administration                                   20,000
Directors' fee                                                            4,000
Audit                                                                    17,500
Office                                                                    1,205
Transfer agent                                                            8,887
Legal                                                                     2,842
Custodian                                                                 1,834
Other                                                                       623
                                                                          -----
Total expenses                                                           67,891
                                                                     ----------

Net  Investment   Loss  Before  Net  Realized  and
Unrealized  Gain  (Loss)  on  Investments                               (64,111)
                                                                       ---------

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized loss from investment transactions                         (847,436)
Net unrealized appreciation of investments                              913,957
                                                                    -----------

Net Gain on Investments                                                  66,521
                                                                    -----------
Increase in Net Assets from Operations in Liquidation               $     2,410
                                                                    ===========

Statements of Changes in Net Assets in Liquidation for the Years Ended September 30, 2004 and 2003


                                                      2004                 2003
                                                      ----                 ----


From Operations:
Net investment loss                             $  (64,111)          $ (191,428)
Net realized gain (loss) from investment
 transactions                                     (847,436)              11,822
Net unrealized appreciation of investments         913,957               63,856
                                                ----------           ----------
Net increase (decrease) in net assets from operations in
Liquidation                                          2,410             (115,750)
From Capital Stock Transactions:
Purchase of treasury stock (288,426 and 667,000 shares in
2004 and 2003, respectively)                        (3,662)              (8,705)

Net Assets in Liquidation - beginning of period    564,286              688,741
                                                ----------           ----------
Net Assets in Liquidation - end of period       $  563,034           $  564,286
                                                ==========           ==========

                          See notes to financial statements








Financial Highlights


                                                            For the Years Ended
                                                                  September 30,


                                 2004       2003        2002      2001     2000
                                 ----       ----        ----      ----     ----
Per Share:

Income from investments       $  .000     $ .000      $ .000     $.001    $.001

Expenses                        (.001)     (.004)      (.003)    (.003)   (.003)
                                ------     ------      ------     -----   -----

Net investment loss             (.001)     (.004)      (.003)    (.002)   (.002)

Net realized gain and
unrealized appreciation
(depreciation) of investments    .001       .001       (.001)    (.007)    .004
                                 -----      -----      -----      -----    ----

Net increase (decrease) in
net asset value                  .000      (.003)      (.004)    (.009)    .002

Net Asset Value:

Beginning of year                .012       .015        .019       .028    .026
                                 -----      -----      -----       ----    ----
End of year                    $ .012     $ .012      $ .015     $ .019   $.028
                                ======     ======     ======     ======   =====

Total investment return (1)   (00.00)%   (20.00)%    (21.05)%   (32.14)%   7.69%

Ratios:

Expenses to average net assets 12.06%     31.44%      17.42%     12.24%   11.81%

Net investment loss to
 average net assets            11.39%     30.67%      15.79%      8.69%    7.25%

Portfolio turnover rate (2)    00.00%     00.00%      35.57%    114.47%   95.72%

(1) Based on the change in net asset value considering there have been no distributions during the period presented. The Fund does not believe that a presentation based on changes in the market value of the Fund's common stock is appropriate considering the limited market for the Fund's stock.

(2) The lesser of purchases or sales of portfolio securities for a period divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities for the year ended September 30, 2004 were $0 and $1,110,150, respectively.

                        See notes to financial statements








Notes to Financial Statements


1.  Summary of Significant Accounting Policies

Combined Penny Stock Fund, Inc. (the Fund) was incorporated September 7, 1983 and is registered under the Investment Company Act of 1940, as amended, as a closed-end investment company. The Fund was formed to invest in a broad range of small, speculative stocks traded in the over-the-counter market and is managed by the Board of Directors of the Fund.

Securities  and  Exchange  Commission   Examination  and  Liquidation  Basis  of
Accounting

Pursuant to an examination of the Fund by the Securities and Exchange Commission
(SEC), the SEC has issued a letter to the Fund identifying various asserted deficiencies and violations of rules and regulations. The Fund has responded to the SEC and does not believe that the outcome of this matter will have a material impact on the Fund's financial condition or operations beyond the liquidation of its assets. However, the ultimate outcome of this matter is not determinable at this time.

During 2003, the Board of Directors determined after being advised by legal council that the Company was administratively dissolved, as a result of its failure to file its corporate report and pay annual fees as required by C.R.S ss.7-114-201. The effective date of the administrative dissolution was July 1, 2000. As a result of that administrative dissolution, the corporate existence of the Company continued but the corporation was not lawfully able to carry on business except such business as is appropriate to wind up and liquidate its business and affairs in accordance with applicable law. The Company has been engaged in such process of converting all of its assets to cash for the purpose of doing a liquidating distribution to its shareholders. The actions are appropriate and authorized under applicable law notwithstanding the Company's administrative dissolution. The Board of Directors believes the Company has complied with all laws and regulations relating to becoming administratively dissolved, however, if there were violations unknown to the Board of Directors, the impact, if any, on the accompanying financial statements cannot be determined at this time.

Basis of Accounting - As a result of the administrative dissolution described above, the Company changed its basis of accounting for the periods after 2002 from the going concern basis to the liquidation basis which had no material impact on the accompanying financial statements.

Investment Valuation - Investments in securities traded on national exchanges and NASDAQ are valued at last reported sales prices. Investments in securities traded in the over-the-counter market on the Electronic Bulletin Board or Pink Sheets are valued at the quoted bid as obtained from NASDAQ or at the quoted bid prices from the brokers that make markets in such securities, on the last business day of the period. Investments in restricted securities, as well as certain thinly-traded securities and corporate notes, are valued at their fair value as determined by management and the Board of Directors.

Federal Income Taxes - The Fund has not elected to be treated for Federal income tax purposes as a "regulated investment company" under Subchapter M of the Internal Revenue Code. Consequently, investment income and realized capital gains are taxed to the Fund at tax rates applicable to corporations.

The Fund accounts for income taxes in accordance with the Statement of Financial Accounting Standards (SFAS) No. 109, "Accounting for Income Taxes." Under SFAS No. 109, a current or deferred income tax liability or asset is recognized for timing differences, which exist in the recognition of certain income and expense items for financial statement reporting purposes in periods different than for income tax reporting purposes.

Other - Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Realized gains and losses from investment transactions and unrealized appreciation and depreciation of investments are reported on a first-in, first-out basis. All of the Fund's equity securities as of September 30, 2004 are non-income producing securities.



Notes to Financial Statements (continued)


1.  Summary of Significant Accounting Policies (continued)

Concentration of Cash - As of September 30, 2004, the Fund had a money market deposit at a bank of $573,000, which is in excess of the federally insured limit by approximately $473,000.

Use of Estimates - The preparation of the Fund's financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.














2.  Restricted and Thinly-Traded Securities

Restricted securities are those securities, which have been acquired from an issuer without registration under the Securities Act of 1933. Restricted securities generally cannot be sold by the Fund except pursuant to an effective registration statement or in compliance with Rule 144 of the Securities Act of 1933. The following schedule provides certain information with respect to restricted securities held by the Fund as of September 30, 2004. These securities comprised 2.22% of the Fund's net assets at such time.


Description                   Date of Acquisition          Cost           Value

Training Devices, Inc.        February 20, 1997      $   12,500        $      0

The Fund has no right to require registration of the above-restricted securities.

Valuations for the restricted securities, as well as certain thinly-traded securities and corporate notes, have been determined in good faith by the Fund's Board of Directors, in the absence of readily ascertainable market values. Such investments were valued at $0 as of September 30, 2004, representing 0% of the Fund's net assets. Because of the inherent subjectivity of these valuations, it is reasonably possible that a material change in such valuations could occur in the near term.

3.  Unrealized Gains and Losses

At September 30, 2004, the net unrealized depreciation of investments of $377,346 was comprised of gross appreciation of $0 for those investments having an excess of value over cost and gross depreciation of $377,346 for those investments having an excess of cost over value.

4.  Income Taxes

There is no income tax provision in 2004 as the deferred tax assets relating to accumulated losses and unrealized depreciation of approximately $892,000 continue to be fully reserved. The deferred tax assets and related valuation allowance each decreased $1,000 during the year ended September 30, 2004 due to the increase in unrealized depreciation. Accumulated net investment loss carryovers for income tax purposes total approximately $2,248,000 at September 30, 2004, and will expire in varying amounts through 2008.





                      End of notes to financial statements

























                                                               PRSRT STD
                                                             U.S. POSTAGE
                                                                 PAID
                                                             Co. Spgs., CO
                                                             Permit No. 440
Combined Penny Stock Fund, Inc.
6180 Lehman Drive, Suite 103
Colorado Springs, Colorado  80918-3415



























































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ITEM 2. CODE OF ETHICS

(a)The Registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party.

(b)There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the Registrants principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party, and that relates to any element of the code of ethics description.

(c)The Registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the Registrants principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1)The Registrant does not have an audit committee financial expert serving on its audit committee.

(a)(2)Not applicable.

(a)(3)The Fund is not in a financial position to attract or compensate a person who qualifies as an audit committee expert. At a minimum an expert would require reasonable compensation and protection under a director and officer liability insurance policy.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) AUDIT FEES: The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $7,500 in 2003 and $11,463 in 2004.

(b) AUDIT-RELATED FEES: The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant financial statements and are not reported under paragraph (a) of this Item are NONE.

(c) TAX FEES: The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $0 in 2003 and $0 in 2004. Tax Fees represent tax compliance services and tax consultation provided in connection with the preparation of the Registrants federal income tax and excise tax returns and compliance with IRS regulations.

(d) ALL OTHER FEES: The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are NONE.

(e)(1) Disclose the audit committee pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X. Audit Committee Pre-Approval Policy. All services to be performed for the Registrant by Ehrhardt Keefe Steiner & Hottman, PC must be pre-approved by the board of directors that act as the audit committee. All services performed during 2003 and 2004 were pre-approved by the board.

(e)(2) The  percentage of services  described in each of paragraphs  (b) through
(d) of this Item that were approved by the audit committee pursuant to paragraph
(c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b) Not applicable

(c) 0%

(d) Not applicable

(f) The percentage of hours expended on the principal accountants engagement to audit the registrants financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountants full-time, permanent employees was NONE.

(g) The aggregate non-audit fees billed by the registrants accountant for services rendered to the registrant, and rendered to the registrants investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was NONE in 2003 and NONE in 2004.

(h) The  registrants  audit  committee of the board of directors has  considered whether the provision of non-audit services that were rendered to the registrants investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountants independence.

ITEM 5. AUDIT COMMITTEE OF LISTED COMPANIES. Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS. Schedule filed with Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END FUNDS. All proxy voting decisions is done by the majority vote of the board.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END FUNDS.
All purchase decisions of equity securities is done by the majority vote of the board.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
All decisions to submit matters to a vote of security holders is done by the majority vote of the board.

ITEM 10. CONTROLS AND PROCEDURES. (a) Based on an evaluation of the registrant's disclosure controls and procedures within 90 days of filing date of this Form N-CSR, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis. (b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.

(a)(1) Not Applicable

(a)(2) Certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2under the Investment Company Act of 1940 are filed herewith.

(a)(3)Not Applicable

(b) Certification pursuant to 18 U.S.C. Section 1350, as adopted pursuant to
Section 906 of the Sarbanes-Oxley Act of 2002 is filed herewith.

SIGNATURES Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Combined Penny Stock Fund, Inc.  By * /s/ John R Overturf

                      John R Overturf, President Date 03/02/05
---------------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

        By * /s/ John R Overturf

                 John R Overturf, President Date 03/02/05
---------------------------------------------------------------------------




Fund Directors



Name,     Positions     Term of Office     Principal         Number of    Other
Address   Held with     and Length of      Occupation(s)    Portfolios Director
and Age     Fund        time served        during the        in Fund      ships
*see(1)                 *see(2)below       past 5 years       Complex      held
 below                                                        Overseen      for
                                                                 By        each
                                                             Director   officer
                                                                 Or         or
                                                             Nominee    nominee
                                                            *see (3)        for
                                                              below    Director
--------   --------   --------------   -------------------  ---------- --------

John R. Overturf*(43)  President,  Mr. Overturf serves as President
6180 Lehman Dr 103     since       of the Combined Penny Stock Fund,
Colorado Springs,      August 1996 Inc., a closed-end stock fund, a
Colorado 80918         Director    position he has since August 1996.
                       From March  From September 1993 until September
                            1996   1996, Mr. Overturf served as Vice-
                                   President of the Rockies Fund, Inc.
                                   A closed-end stock market fund. Mr.
                                   Overturf serves as the President
                                   Of R.O.I., Inc., a private
                                   Investment company, a position he
                                   Has held since 1993.  From June 1984
                                   until February 1992, Mr. Overturf
                                   served as Vice-President of Colorado
                                   National Bank.  Mr. Overturf holds a
                                   Bachelor of Science degree in
                                   Finance from the University of
                                   Northern Colorado.  Mr. Overturf
                                   also is a director of BioSource
                                   International, Inc. a California
                                   Corporation.

Jeffrey J. Kormos (63) Director    From August, 2001 until present, Mr.
8751 N 51st Ave 115    since       Kormos has been employed as an
Glendale, Az 85302     July 1997   account executive with Samco
                                   Financial Services, Inc.  From
                                   August 1994 to August 2002, he was
                                   employed as an account executive
                                   with Yee, Desmond, Schroeder & Allen
                                   Inc., an NASD member stockbrokerage
                                   firm.  From March 1993 to August
                                   1994, he was employed as an account
                                   executive with G. R. Stuart &
                                   Company, Inc.  From December 1992 to
                                   March 1993, Mr. Kormos was employed
                                   as an account executive with
                                   Financial Securities Network, Inc.,
                                   and from April 1987 to December 1992
                                   he was employed as an account
                                   executive with Affiliated Securities



* Mr. Overturf my be deemed interested persons as that term is defined under Section 2(a)(19) of the Investment Company Act of 1940, as amended, by virtue of their being officers as well as directors of the Fund.

The Fund Statement of Additional Information includes additional information about Fund directors and is available by calling the Fund's phone number, at 719-593-2111.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available calling the Fund phone number, (719-593-2111.

The Fund has adopted a code of ethics applicable to its principal executive officer and principal financial officer. A copy of this code is available by calling the Fund phone number, (719)593-2111.

Combined Penny Stock Fund, Inc
6180 Lehman Drive, Suite 103
Colorado Springs, CO 80918
Phone:  (719) 593-2111
Fax:  (719) 593-2342

Board of Directors
John R. Overturf
Jeffrey J. Kormos

Officers
John R Overturf, President







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